Summary of material accounting policies - Material accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Material Accounting Policy Information [Line Items]
Material accounting policies
Note 1
Summary of material accounting policies (continued)
a) Material accounting policies
This Note describes the
material accounting policies applied in
the preparation of the
consolidated financial statements
(the Financial
Statements) of
UBS AG and
its subsidiaries
(UBS AG). On
6 March
2026, the
Financial Statements
were
authorized for
issue by
the UBS
AG Board
of Directors
(the BoD)
and are
subject to
approval
by the
Annual General
Meeting of Shareholders on 14 April 2026.
Basis of accounting
The
Financial
Statements
have
been
prepared
in
accordance
with
IFRS
Accounting
Standards,
as
issued
by
the
International Accounting Standards Board (the IASB), and are presented in US dollars.
Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form an integral part of the Financial
Statements. These disclosures relate to
requirements under IFRS 7,
Financial Instruments:
Disclosures
, and IAS 1,
Presentation of Financial Statements
, and are not repeated in this section.
The
accounting policies
described in
this
Note
have
been
applied
consistently in
all
years
presented unless
otherwise
stated in Note 1b.
Critical accounting estimates and judgments
Preparation of these
Financial Statements
under IFRS Accounting
Standards requires
management to
apply judgment
and make estimates
and assumptions
that
affect reported
amounts of
assets, liabilities,
income and
expenses
and disclosure,
of contingent
assets and
liabilities,
and may
involve significant
uncertainty
at the
time they are made.
Such estimates
and assumptions
are based on the best
available information.
UBS AG regularly
reassesses such
estimates and
assumptions,
which encompass
historical
experience,
expectations
of the
future and
other pertinent
factors,
to determine
their continuing
relevance
based on
current
conditions,
updating them as necessary.
Changes in those
estimates and assumptions
may have a significant
effect on the Financial
Statements. Furthermore,
actual results
may differ significantly
from UBS AG’s
estimates,
which could
result in significant
losses to UBS
AG, beyond
what was anticipated
or provided
for.
The following
areas contain
estimation uncertainty
or require
critical judgment
and have
a significant
effect on
amounts recognized
in the
Financial
Statements:
– determination of carrying amounts of assets and liabilities and treatment of reserves for business combinations under common control (refer to item 1 in this Note and Note 28)
– expected credit loss measurement (refer to item 2g in this Note and to Note 19);
– fair value measurement (refer to item 2f in this Note and to Note 20);
– income taxes (refer to item 6 in this Note and to Note 8);
– provisions and contingent liabilities (refer to item 10 in this Note and to Note 17); and
–
goodwill (refer to item 9 in this Note and to Note 12).
Comparability
The income statement, the statement of comprehensive
income, the statement of changes in equity and
the statement
of cash
flows for
the year
ended 31 December
2025 are
based entirely
on consolidated
data following
the merger
of
UBS AG and
Credit Suisse
AG. The
income statement,
the statement
of comprehensive
income, the
statement of
changes
in
equity
(following
the
addition
of
the
equity
reserve
balances
of
Credit
Suisse
AG
recorded
from
31 May
2023
to
31 May 2024 as
described in Note
28) and the
statement of cash
flows for the year
ended 31 December 2024 include
seven months
of consolidated
data following
the merger
of UBS AG
and Credit Suisse
AG (June
through December 2024)
and five
months of
pre-merger UBS
AG data
only (January
through May
2024). Comparative
information for
the year
ended 31 December 2023 is based entirely on pre-merger UBS AG data only.
The balance sheet
information as at
31 December 2025 and
as at 31 December
2024 is based
entirely on post-merger
consolidated information.
›
Refer to Note 28 for more information
1) Consolidation and business combinations
Consolidation
The Financial Statements include the financial
statements of UBS AG and its subsidiaries,
presented as a single economic
entity; intercompany
transactions and
balances have
been eliminated. UBS AG
consolidates all
entities that
it controls,
including
structured
entities
(SEs),
which
is
the
case
when
it
has:
(i) power
over
the
relevant
activities
of
the
entity;
(ii) exposure to the variable
returns from involvement with
the entity; and (iii) the
ability to use its
power to affect its
own
returns.
Consideration is given
to all facts
and circumstances to
determine whether UBS AG
has power over
another entity, i.e.
the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.
Subsidiaries, including
SEs, are
consolidated from
the date
when control
is gained
and deconsolidated
from the
date
when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change
to one or more elements required to establish that control is present.
›
Refer to Note 27 for more information
Transactions with subsidiaries
of UBS Group
AG that are
outside of the
consolidation scope of
UBS AG are not
eliminated
in these financial
statements. This
may lead
to differences in
presentation between
the financial statements
of UBS
Group
and those
of UBS
AG, e.g.
personnel expenses
incurred by
UBS Business
Solutions entities
and recharged
to UBS
AG
entities are presented by UBS AG in General and administrative expenses .
Business combinations
Business combinations are accounted for using
the acquisition method. The amount of
non-controlling interests, if any,
is measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.
Business combinations under common control
A business combination in which the combining entities or businesses are ultimately controlled by UBS both before and
after the business
combination and
where that control
is not transitory
is considered to
constitute a business
combination
under common control as defined
by IFRS 3,
Business Combinations . Business combinations under common control are outside the scope of IFRS 3.
Critical accounting estimates and judgments
UBS AG accounts
for business
combinations under
common control
using the
historic carrying
values of
assets and
liabilities of
the transferred
entity or
business as of the date
of the transfer,
determined under IFRS Accounting Standards.
The balances of each of
the equity reserves of the
transferred entity,
accumulated after that entity becomes part of the UBS Group, are combined with the corresponding equity reserves (
Share premium
,
Retained earnings
and
Other comprehensive income
recognized directly in
equity,
net of tax
) of UBS AG.
The difference
between the aggregate
carrying value of
the assets and
liabilities and equity reserves is recognized as an adjustment to
Share premium
, net of any consideration that may be payable. Comparative periods prior to
the date of the business combination under common control are not restated, because such transactions are accounted for prospectively.
›
Refer to Note 28 for more information
2) Financial instruments
a. Recognition
UBS AG generally recognizes financial
instruments when it becomes a
party to contractual provisions
of an instrument.
However, UBS AG does not recognize assets received
in transfers that do not qualify for derecognition by the transferor
(symmetrically applying
derecognition principles
under IFRS
Accounting Standards
as described
in item
2e below).
UBS AG
applies settlement date accounting to all standard purchases and sales of non-derivative financial instruments.
UBS AG may act in a fiduciary
capacity for individuals, trusts, retirement benefit plans
and other institutions, holding or
placing assets on their behalf.
Unless these activities qualify for
recognition, applying the above criteria,
such assets are
not recognized on UBS AG’s balance sheet.
Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement,
regulation or practice, UBS AG
neither obtains benefits from
nor controls such cash
balances.
b. Classification, measurement and presentation
Financial assets
Where
the contractual
terms of
a debt
instrument held
result
in cash
flows that
are
solely payments
of principal
and
interest (SPPI) on the principal
amount outstanding, the debt instrument is
classified as measured at amortized cost
if it
is held within
a business model
that has an
objective of holding
financial assets to
collect contractual cash
flows, or at
fair value through other comprehensive
income (FVOCI) if it
is held within a business
model that has an objective
of both
collecting contractual cash flows and selling financial assets.
All other
financial assets
are measured
at fair
value through
profit or
loss (FVTPL),
including those
held for
trading or
those managed on a fair value
basis, except for derivatives designated
in certain hedge accounting relationships
(refer to
item 2j in this Note for more information).
UBS AG determines the nature of a business model by considering the way portfolios of financial assets are managed to
achieve a particular business objective at the time an asset is recognized.
In assessing whether
contractual cash flows
are SPPI, UBS AG
considers whether the
contractual terms of
the financial
asset
contain
a
term
that
could
change
the
timing
or
amount
of
contractual
cash
flows
arising
over
the
life
of
the
instrument by a significant
amount. This assessment includes
contractual cash flows
that may vary due
to environmental,
social and governance (ESG) triggers.
Financial liabilities
Financial liabilities measured at amortized cost
Financial liabilities measured
at amortized cost
include
Debt issued measured
at amortized cost
and
Funding from UBS
Group AG measured at amortized cost
. The latter includes contingent capital instruments issued to UBS Group AG prior to November 2023 that contain contractual provisions under which the principal amounts would be written down upon
either a specified common equity tier 1 (CET1)
ratio breach or a determination by the Swiss
Financial Market Supervisory
Authority (FINMA) that a viability
event has occurred. Such contractual provisions are not
derivatives, as the underlying is
deemed
to
be
a
non-financial
variable
specific
to
a
party
to
the
contract.
Issuances
after
November
2023
include
a
contractual equity
conversion feature
with the
same triggers,
i.e. a
CET1 ratio
breach or
a FINMA-determined
viability
event. When the debt
is issued in US
dollars, these conversion features
are classified as equity
and are presented in
Share
premium
separately from the amortized cost debt host.
When the legal bail-in mechanism for write-down or conversion into equity does not form part of the contractual terms of issued debt instruments, it does not affect the accounting classification of these instruments as debt or equity.
If a debt were to be written down or converted
into equity in a future period, it would be partially
or fully derecognized,
with
the
difference
between
its
carrying
amount
and
the
fair
value
of
any
equity
issued
recognized
in
the
income
statement, with the conversion features classified as equity always remaining in Equity attributable to shareholders
.
Financial liabilities measured at fair value through profit or loss
UBS AG designates certain issued debt instruments as financial liabilities at fair value through profit or loss, on the basis that such financial
instruments include embedded
derivatives that are
not closely related
to the host
contract and that
significantly impact the cash flows of the instrument and / or are managed on a fair value basis (refer to the table below
for more
information). Financial
instruments including
embedded derivatives
arise predominantly
from the
issuance of
certain structured debt instruments.
Measurement and presentation
On initial recognition, financial instruments
are measured at fair value adjusted for
directly attributable transaction costs,
unless the instrument is classified at FVTPL, in which case transaction costs are excluded. Financial instruments acquired
through business combinations
under common
control are initially
measured using the
historic carrying
values of
financial
assets and financial liabilities
of the transferred
entity or business as
of the date of
the transfer,
determined under IFRS
Accounting Standards.
After initial
recognition, UBS AG
classifies, measures
and presents
its financial
assets and
liabilities in
accordance with
IFRS 9, as described in the table below.
Classification, measurement and presentation of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
amortized cost
This classification includes:
– cash and balances at central banks;
– amounts due from banks;
– receivables from securities financing transactions;
– cash collateral receivables on derivative
instruments;
– residential and commercial mortgages;
– corporate loans;
– secured loans, including Lombard loans, and
unsecured loans; and
– debt securities held as high-quality liquid assets
(HQLA).
Measured at amortized cost using the effective interest
method less allowances for expected credit losses (ECL)
(refer to items 2d and 2g in this Note for more information).
The following items are recognized in the income
statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– foreign exchange (FX) translation gains and losses.
When a financial asset at amortized cost is derecognized,
the gain or loss is recognized in the income statement.
For amounts arising from daily settlement of certain
derivatives, see below in this table.
Measured at
FVOCI
Debt
instruments
measured at
FVOCI
This classification primarily includes debt securities
held as HQLA.
Measured at fair value, with unrealized gains and losses
reported in Other comprehensive income , net of applicable
income taxes, until such instruments are derecognized.
Upon derecognition, any accumulated balances in Other
comprehensive income
are reclassified to the income
statement and reported within Other income.
The following items, which are determined on the same
basis as for financial assets measured at amortized cost, are recognized in the income statement:
– interest income, which is accounted for in accordance
with item 2d in this Note;
– ECL and reversals; and
– FX translation gains and losses.
Classification, measurement and presentation of financial assets
Financial assets classification Significant items included Measurement and presentation
Measured at
FVTPL
Held for
trading
Financial assets held for trading include:
– all derivatives with a positive replacement value, except
those that are designated and effective hedging
instruments; and
– other financial assets originated or acquired principally
for the purpose of selling or repurchasing in the near
term, or that are part of a portfolio of identified
financial instruments that are managed together and
for which there is evidence of a recent actual pattern of
short-term profit taking. Included in this category are
debt instruments (including those in the form of
securities, money market paper, and traded corporate
and bank loans) and equity instruments.
Measured at fair value, with changes recognized in the
income statement.
Derivative assets (including derivatives that are designated and effective hedging instruments) are generally
presented as Derivative financial instruments , except those exchange-traded derivatives (ETD) and over-the-counter
(OTC)-cleared derivatives that are legally settled on a daily basis or economically net settled on a daily basis, which
are presented within Cash collateral receivables on
derivative instruments.
Changes in fair value, initial transaction costs, dividends
and gains and losses arising on disposal or redemption are
recognized in Other net income from financial
instruments measured at fair value through profit or loss ,
except interest income on instruments other than
derivatives (refer to item 2d in this Note), interest on
derivatives designated as hedging instruments in hedges
of interest rate risk and forward points on certain short-
and long-duration FX and interest rate contracts acting as
economic hedges, which are reported in Net interest
income.
Changes in the fair value of derivatives that are
designated and effective hedging instruments are
presented either in the income statement or Other
comprehensive income , depending on the type of hedge
relationship (refer to item 2j in this Note for more
information).
Mandatorily
measured at
FVTPL – Other
Financial assets mandatorily measured at FVTPL that are
not held for trading include:
– certain structured instruments and receivables from
securities financing transactions that are managed on a
fair value basis;
– loans managed on a fair value basis, including those
hedged with credit derivatives;
– certain debt securities held as HQLA and managed on a
fair value basis;
– brokerage receivables, for which contractual cash flows
do not meet the SPPI criterion because the aggregate
balance is accounted for as a single unit of account,
with interest being calculated on the individual
components;
– equity instruments; and
– assets held under unit-linked investment contracts.
Classification, measurement and presentation of financial liabilities
Financial liabilities classification Significant items included Measurement and presentation
Measured at amortized cost This classification includes:
–
demand and time deposits;
– retail savings / deposits;
– sweep deposits;
–
payables from securities financing transactions;
–
non-structured debt issued;
–
subordinated debt;
–
commercial paper and certificates of deposit;
– obligations against funding from UBS Group AG; and
– cash collateral payables on derivative instruments.
Measured at amortized cost using the effective interest
method.
When a financial liability at amortized cost is
derecognized, the gain or loss is recognized in the income
statement.
Interest income generated from client deposits
derecognized pursuant to certain deposit sweep programs
is presented within Net interest income from financial
instruments measured at fair value through profit or loss
and other .
For amounts arising from daily settlement of certain
derivatives, see below in this table.
Measured at
FVTPL
Held for trading Financial liabilities held for trading include:
– all derivatives with a negative replacement value
(including certain loan commitments), except those
that are designated and effective hedging
instruments; and
– obligations to deliver financial instruments, such as
debt and equity instruments, that UBS AG has sold to
third parties but does not own (short positions).
Measurement and presentation of financial liabilities
classified at FVTPL follow the same principles as for
financial assets classified at FVTPL, except that the amount of change in the fair value of a financial liability
designated at FVTPL that is attributable to changes in
UBS AG’s own credit risk is presented in Other
comprehensive income
directly within
Retained earnings
and is never reclassified to the income statement.
Derivative liabilities (including derivatives that are
designated and effective hedging instruments) are
generally presented as
Derivative financial instruments
,
except those ETD and OTC-cleared derivatives that are
legally settled on a daily basis or economically net settled on a daily basis, which are presented within
Cash
collateral payables on derivative instruments.
Designated at
FVTPL
Financial liabilities designated at FVTPL include:
– issued hybrid debt instruments, primarily equity-
linked, credit-linked and rates-linked bonds or notes;
– issued debt instruments managed on a fair value
basis;
– obligations against funding from UBS Group AG
managed on a fair value basis;
– certain payables from securities financing
transactions;
– amounts due under unit-linked investment contracts,
the cash flows of which are linked to financial assets
measured at FVTPL and eliminate an accounting
mismatch; and
– brokerage payables, which arise in conjunction with
brokerage receivables and are measured at FVTPL to
achieve measurement consistency.
c. Loan commitments and financial guarantees
Loan
commitments
are
arrangements
to
provide
credit
under
defined
terms
and
conditions.
Irrevocable
loan
commitments are
classified
as:
(i) derivative
loan
commitments
measured
at
fair
value
through
profit
or
loss;
(ii) loan
commitments designated
at fair
value through
profit
or loss;
or (iii) loan
commitments not
measured
at fair
value, in
which case the ECL requirements as set out in item 2g in this Note apply.
Financial guarantee contracts are contracts that require UBS AG to make specified payments to reimburse the holder for
an incurred loss because
a specified debtor fails
to make payments when
due in accordance with
the terms of a
specified
debt instrument. The
ECL requirements
as set
out in
item 2g
in this
Note apply
to financial
guarantees issued that
are
not accounted for at FVTPL.
Financial guarantee contracts held by
UBS AG for credit
risk mitigation purposes that are
assessed to be integral
to the
guaranteed
exposure
are
accounted
for
as
a
component
of
that
exposure,
with
cash
flows
expected
from
the
credit
enhancement included in the measurement of the ECL of the respective exposure. Rights to reimbursement arising from
financial
guarantees
held
that
are
not
integral
to
the
terms
of
the
exposure
they
cover
are
recognized
when
their
realization is considered to be virtually certain.
d. Interest income and expense
Interest income
from financial
instruments measured
at amortized
cost and
FVOCI and
interest expense
from financial
instruments measured at amortized cost
are recognized in the income
statement based on the
effective interest method.
When
calculating
the
effective
interest
rate
(the
EIR)
for
financial
instruments
(other
than
credit-impaired
financial
instruments), UBS AG estimates future cash flows considering all contractual terms of the instrument, but not expected
credit losses, with the EIR applied to the gross carrying amount of the financial asset or the amortized cost of a financial liability. However,
when a financial asset becomes credit impaired after initial recognition, interest income is determined by applying the
EIR to the
amortized cost of
the instrument, which
represents the gross carrying
amount adjusted for
any
credit loss allowance.
Upfront fees, including fees on loan commitments not
measured at fair value where a loan is expected
to be issued, and
direct costs are
included within the
initial measurement of a
financial instrument measured at
amortized cost or FVOCI
and recognized over the expected life of the instrument as part of its EIR.
Interest
income on
financial assets,
excluding derivatives,
is included
in
interest
income when
positive and
in interest
expense
when
negative.
Similarly,
interest
expense
on
financial
liabilities,
excluding
derivatives,
is
included
in
interest
expense, except when interest rates are negative, in which case it is included in interest income.
›
Refer to item 2b in this Note and Note 3 for more information
e. Derecognition
Financial assets
UBS AG
derecognizes
a
transferred
financial
asset,
or
a
portion
of
a
financial
asset,
if
the
purchaser
has
obtained
substantially all the risks and
rewards of the asset or a significant part
of the risks and rewards combined with a
practical
ability to sell or pledge the asset.
Where
financial
assets
have been
pledged
as
collateral or
in
similar
arrangements, they
are
considered to
have been
transferred if
the counterparty
has received
the contractual
rights to
the cash
flows of
the pledged
assets, as
may be
evidenced by,
for example,
the counterparty’s
right to
sell or
repledge the
assets. In
transfers where
control over
the
financial
asset
is
retained,
UBS AG
continues
to
recognize
the
asset
to
the
extent
of
its
continuing
involvement,
determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.
›
Refer to Note 22 for more information
Financial liabilities
UBS AG
derecognizes
a
financial
liability when
it
is extinguished,
i.e. when
the
obligation
specified in
the
contract is
discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender
on
substantially
different
terms,
or
the
terms
of
an
existing
liability
are
substantially
modified,
the
original
liability
is
derecognized
and
a
new
liability
recognized
with
any
difference
in
the
respective
carrying
amounts
recorded
in
the
income statement.
Most OTC derivative contracts and ETD futures and option
contracts cleared through central clearing counterparties and exchanges are considered to be settled on
a daily basis, as the payment or
receipt of a variation margin on a
daily basis
represents a legal or economic settlement, which results in derecognition of the associated derivatives.
›
Refer to Note 21 for more information
f. Fair value of financial instruments
UBS AG accounts for a
significant portion of its
financial assets and liabilities
at fair value. Fair
value is the price
on the
measurement date that would be received
for the sale of an asset or
paid to transfer a liability in an orderly
transaction
between market participants in the
principal market, or in the
most advantageous market in the
absence of a principal
market.
›
Refer to Note 20 for more information
Critical accounting estimates and judgments
The use of valuation
techniques, modeling assumptions and
estimates of unobservable market
inputs in the fair
valuation of financial instruments
requires
significant
judgment
and
could
affect
the
amount
of
gain
or
loss
recorded
for
a
particular
position.
Valuation
techniques
that
rely
more
heavily
on
unobservable inputs
and sophisticated
models inherently
require
a higher
level of
judgment and
may require
adjustment
to reflect
factors that
market
participants would consider in estimating fair value, such as close-out costs, which are presented in Note 20d.
UBS AG’s governance framework
over fair value
measurement is described in
Note 20b, and
UBS AG provides a
sensitivity analysis of
the estimated effects
arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions in Note 20f.
›
Refer to Note 20 for more information
g. Allowances and provisions for expected credit losses
ECL are
recognized for
financial assets
measured at
amortized cost,
financial assets
measured at
FVOCI, fee
and lease
receivables, financial guarantees, and loan commitments not measured at fair value, including those acquired through a business
combination
under
common
control.
ECL
are
also
recognized
on
the
undrawn
portion
of
committed
unconditionally revocable credit lines, which include UBS AG’s credit card limits and master credit facilities, as UBS AG is exposed
to
credit
risk
because
the
borrower
has
the
ability
to
draw
down
funds
before
UBS AG
can
take
credit
risk
mitigation actions.
Recognition of expected credit losses
ECL are recognized on the following basis.
–
Stage 1 – those
instruments for which
no significant increase
in credit risk
(SICR) has been
observed (see
Significant
increase in credit risk
below): maximum 12-month ECL
are recognized from initial
recognition, reflecting the portion
of lifetime ECL that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of
a default occurring.
–
Stage 2
–
those
instruments
for
which
an
SICR
is
observed
but
which
are
not
credit
impaired:
lifetime
ECL
are
recognized reflecting lifetime cash
shortfalls that would result
from all possible default
events over the expected
life of
a financial
instrument, weighted
by the
risk of
a default
occurring. When
an SICR
is no
longer observed,
the instrument
will move back to stage 1.
– Stage 3 – credit-impaired financial instruments (as determined by the occurrence of one or more loss events): lifetime
ECL are
always recognized
by estimating
expected cash
flows based
on a
chosen recovery
strategy. Credit-impaired
exposures may
include positions
with nil
allowance, for
example because
they are
expected to
be fully
recoverable
through collateral held.
–
Purchased credit impaired
(PCI) – those
financial instruments
that are purchased
at a deep
discount or newly
originated
with a defaulted counterparty; they
remain a separate category until
derecognition, with changes in lifetime
ECL from
initial recognition recognized as a loss allowance.
All or
part of
a financial
asset is
written off
if it
is deemed
uncollectible or
forgiven. Write-offs
reduce the
principal amount
of a claim
and are charged
against related allowances
for credit losses.
Recoveries, in part
or in full,
of amounts previously
written off are credited to Credit loss expense / (release)
.
ECL are recognized in
the income statement in
Credit loss expense / (release)
. A corresponding ECL
allowance is reported
as a decrease in
the carrying amount of
financial assets measured at amortized
cost on the balance
sheet. For financial
assets that
are measured
at FVOCI,
the carrying
amount is
not reduced,
but an
accumulated amount
is recognized
in
Other comprehensive
income
. For
off-balance sheet financial
instruments and other
credit lines,
provisions for
ECL are
presented in Provisions.
Default and credit impairment
UBS AG applies a single definition of default for credit risk management purposes, regulatory reporting and ECL, with a counterparty classified as defaulted based on quantitative and qualitative criteria.
›
Refer to the “Risk management and control” section of this report for more information
Measurement of expected credit losses
IFRS 9 ECL reflect
an unbiased, probability-weighted estimate
based on loss expectations
resulting from default
events.
The method used
to calculate ECL
applies the following
principal factors: probability
of default (PD),
loss given
default
(LGD) and
exposure at
default (EAD). Parameters
are generally
determined on an
individual financial
asset level.
Based
on the materiality of the
portfolio, for credit card
exposures and personal account overdrafts
in Switzerland, a portfolio
approach is applied
that derives
an average PD
and LGD for
the entire portfolio.
PDs and LGDs
used in the
ECL calculation
are point-in-time (PIT)-based for
key portfolios and consider
both current conditions and
expected cyclical changes. For
material portfolios,
PDs and
LGDs are determined
for different scenarios,
whereas EAD projections
are treated as
scenario
independent.
For the
purpose of
determining the
ECL-relevant parameters,
UBS AG leverages
its Basel III
advanced internal
ratings-
based (A-IRB)
models that
are also
used in
determining expected
loss (EL)
and risk-weighted
assets under
the Basel III
framework and Pillar 2 stress
loss models. Adjustments have
been made to these
models and IFRS-9-related models
have
been developed that consider
the complexity, structure and
risk profile of relevant
portfolios and take account
of the fact
that PDs and LGDs used
in the ECL calculation are
PIT based, as opposed to
the corresponding Basel III through-the-cycle
(TTC)
parameters.
All
models
that
are
relevant
for
measuring
expected
credit
losses
are
subject
to
UBS AG’s
model
validation and oversight processes.
Probability of default:
PD represents the probability of a default over a specified time period. A 12-month PD represents the probability of default determined for the next 12 months and a lifetime PD represents the probability of default over
the remaining
lifetime of
the instrument.
PIT PDs
are derived
from TTC
PDs and
scenario forecasts.
The modeling
is region,
industry and client
segment specific and
considers both macroeconomic
scenario dependencies and
client-idiosyncratic
information.
Exposure at default:
EAD represents an
estimate of the
exposure to credit
risk at the
time of a
potential default occurring,
considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a
credit conversion factor (a
CCF) that is
reflective of historical drawdown
and default patterns
and the characteristics of the respective portfolios.
Loss given default:
LGD represents
an estimate of
the loss at the
time of a potential
default occurring,
taking into account
expected
future
cash
flows
from
collateral
and
other
credit
enhancements,
or
expected
payouts
from
bankruptcy
proceedings
for unsecured
claims and,
where applicable,
time to realization
of collateral
and the seniority
of claims.
LGD is
commonly
expressed
as a percentage
of EAD.
Estimation of expected credit losses
Number of scenarios and estimation of scenario weights
Determination
of probability-weighted
ECL requires
evaluating
a range of
diverse and
relevant future
economic
conditions,
especially
with a view
to modeling
the non-linear
effect of assumptions
about macroeconomic
factors on
the estimate.
To accommodate
this requirement,
UBS AG uses
different economic
scenarios in
the ECL
calculation. Each
scenario is
represented by
a specific
scenario narrative,
which is
relevant considering
the exposure
of key
portfolios to
economic
risks, and
for which
a set of
consistent macroeconomic
variables is
determined. The
estimation of
the appropriate
weights
for
these
scenarios
is
predominantly
judgment
based.
The
assessment
is
based
on
a
holistic
review
of
the
prevailing
economic or
political conditions,
which may
exhibit different
levels of
uncertainty. It
takes into
account the
impact of
changes in the nature and severity of the underlying scenario narratives and the projected economic variables.
The determined weights constitute the probabilities that
the respective set of macroeconomic conditions will
occur and
not that the chosen particular narratives with the related macroeconomic variables will materialize.
Macroeconomic and other factors
The range of
macroeconomic, market
and other factors
that is modeled
as part of
the scenario determination
is wide,
and historical information is used to
support the identification of the key
factors. As the forecast horizon
increases, the
availability of
information decreases,
requiring an
increase in
judgment. For
cycle-sensitive PD
and LGD
determination
purposes, UBS AG
projects the
relevant economic
factors for
a period
of three
years before
reverting, over
a specified
period, to cycle-neutral PD and LGD for longer-term projections.
Factors relevant
for ECL
calculation vary
by type
of exposure.
Regional and
client-segment characteristics are
generally
taken into account, with specific focus on Switzerland and the US, considering UBS AG’s key ECL-relevant portfolios.
For
UBS AG,
the
following
forward-looking
macroeconomic
variables
represent
the
most
relevant
factors
for
ECL
calculation:
–
gross domestic product (GDP) growth rates, given their significant effect on borrowers’ performance;
–
unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;
–
house price indices, given their significant effect on mortgage collateral valuations;
–
interest rates, given their significant effect on counterparties’ abilities to service debt;
–
consumer price
indices, given
their overall
relevance for
companies’ performance,
private clients’
purchasing power
and economic stability;
– equity indices, given that they are an important factor in UBS AG’s corporate rating tools; and
– commodity price indices, given their overall relevance for entities’ performance due to the impact on operating costs.
›
Refer to Note 19 for more information
ECL measurement period
The period for which lifetime ECL
are determined is based on
the maximum contractual period that UBS AG
is exposed
to
credit
risk,
taking
into
account
contractual
extension,
termination
and
prepayment
options.
For
irrevocable
loan
commitments and
financial guarantee
contracts, the
measurement period
represents the
maximum contractual
period
for which UBS AG has an obligation to extend credit.
Additionally, some financial instruments include
both an on-demand loan and a
revocable undrawn commitment, where
the contractual cancellation right does not limit UBS AG’s exposure to credit risk to the contractual notice period, as the borrower has
the ability
to draw
down funds
before UBS AG
can take risk-mitigating
actions. In
such cases
UBS AG is
required to estimate the period over
which it is exposed to
credit risk. This applies to
UBS AG’s credit card limits, which
do not
have a
defined contractual
maturity date,
are callable
on demand
and where
the drawn
and undrawn
components
are managed as one exposure. The
exposure arising from UBS AG’s credit card
limits is not significant and is
managed at
a portfolio level, with credit actions triggered
when balances are past due. An ECL
measurement period of seven years is
applied for credit
card limits, capped
at 12 months
for stage 1 balances,
as a proxy
for the period
that UBS AG is
exposed
to credit risk.
Customary master
credit agreements
in the
Swiss corporate
market also
include on-demand
loans and
revocable undrawn
commitments.
For
smaller
commercial
facilities,
a
risk-based
monitoring
(RbM)
approach
is
in
place
that
highlights
negative
trends
as
risk
events,
at
an
individual
facility
level,
based
on
a
combination
of
continuously
updated
risk
indicators. The
risk events
trigger additional
credit reviews
by a
risk officer,
enabling informed
credit decisions
to be taken.
Larger
corporate
facilities
are
not
subject to
RbM,
but
are
reviewed at
least
annually
through
a
formal
credit
review.
UBS AG has
assessed these
credit risk
management practices and
considers both the
RbM approach
and formal
credit
reviews
as
substantive
credit
reviews
resulting
in
a
re-origination
of
the
given
facility.
Following
this,
a
12-month
measurement period from
the reporting date
is used for
both types of
facilities as an
appropriate proxy of
the period over
which UBS AG is
exposed to credit
risk, with 12
months also used
as a
look-back period for
assessing an SICR,
always
from the respective reporting date.
Significant increase in credit risk
Financial
instruments
subject
to
ECL
are
monitored
on
an
ongoing
basis.
To
determine
whether
the
recognition
of
stage
1
maximum
12-month
ECL
continues
to
be
appropriate,
an
assessment
is
made
as
to
whether
an
SICR
has
occurred since
initial recognition
of the financial
instrument,
applying both
quantitative
and qualitative
factors.
Primarily, UBS AG assesses
changes in an
instrument’s risk of
default on a
quantitative basis by
comparing the annualized
forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:
–
at the reporting date; and
– at inception of the instrument.
If, based on
UBS AG’s quantitative modeling, an
increase exceeds a set
threshold, an SICR
is deemed to
have occurred
and the instrument is transferred to stage 2 with lifetime ECL recognized.
The threshold applied
varies depending on
the original credit
quality of the
borrower, with a
higher SICR threshold
set
for those
instruments with
a low
PD at
inception. The
SICR assessment
based on
PD changes
is made
at an
individual
financial asset level.
A high-level overview
of the
SICR trigger, which
is a multiple
of the
annualized remaining lifetime
PIT PD
expressed in
rating downgrades,
is provided
in the
“SICR thresholds”
table below.
The actual
SICR thresholds
applied are defined on a more granular level by interpolating between the values shown in the table.
SICR thresholds
Internal rating at origination
of the instrument
Rating downgrades /
SICR trigger
0–3 3
4–8 2
9–13 1
›
Refer to the “Risk management and control” section of this report for more details about UBS AG’s internal rating system
Irrespective of
the SICR
assessment based
on default
probabilities, credit
risk is
generally deemed
to have
significantly
increased for an instrument if contractual payments are more than 30 days past due. For certain less material portfolios, specifically the
Swiss credit card
portfolio, the 30-day
past due criterion
is used as
the primary indicator
of an SICR.
Where
instruments are transferred to
stage 2 due to the
30-day past due criterion,
a minimum period of
six months is applied
before a transfer
back to stage 1
can be triggered,
where applicable. For
instruments in Personal
& Corporate Banking
and Global
Wealth Management
Region Switzerland
that are
between 90
and 180
days past
due but
have not
been
reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.
Additionally,
based
on
individual
counterparty-specific
indicators,
external
market
indicators
of
credit
risk
or
general
economic conditions, counterparties may be moved
to a watch list, which is used
as a secondary qualitative indicator for
an
SICR.
Exception
management
is
further
applied,
allowing
for
individual
and
collective
adjustments
on
exposures
sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.
In general, the overall
SICR determination process does
not apply to Lombard
loans, securities financing transactions
and
certain
other
asset-based
lending
transactions,
because
of
the
risk
management
practices
adopted,
including
daily
monitoring processes
with strict
margining. If
margin calls
are not
satisfied, a
position is
closed out
and classified
as a
stage 3 position. In exceptional cases,
an individual adjustment and a
transfer into stage 2 may be made
to take account
of specific facts.
Credit risk
officers are
responsible for
the identification of
an SICR,
which for
accounting purposes
is in
some respects
different
from
internal
credit
risk
management
processes.
This
difference
mainly
arises
because
ECL
accounting
requirements are instrument
specific, such that
a borrower can
have multiple exposures
allocated to different
stages, and
maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a
risk-based
approach,
a
holistic
counterparty
credit
assessment
and
the
absolute
level
of
risk
at
any
given
date
will
determine what risk-mitigating actions may be warranted.
›
Refer to the “Risk management and control”
section of this report for more information
Critical accounting estimates and judgments
The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the
timing and the amount of ECL recognized.
Determination of a significant increase in credit risk
IFRS 9 does not include
a definition of what constitutes
an SICR, with UBS AG’s
assessment considering qualitative and
quantitative criteria. An IFRS 9
ECL
Management Forum has been established to review and challenge the SICR results.
Scenarios, scenario weights and macroeconomic variables
ECL reflect
an unbiased
and probability-weighted
amount, which
UBS AG determines
by evaluating
a range
of possible
outcomes. Management
selects
forward-looking
scenarios
that
include
relevant
macroeconomic
variables
and
management’s
assumptions
around
future
economic
conditions.
IFRS 9
Scenario Sounding Sessions,
in addition to
the IFRS 9 ECL
Management Forum, are
in place to
derive, review and
challenge the scenario
selection and weights,
and to determine whether any additional post-model adjustments are required that may significantly affect ECL.
ECL measurement period
Lifetime ECL are generally determined based upon
the contractual maturity of the transaction,
which significantly affects ECL. For credit card limits and
Swiss
callable master
credit facilities,
judgment is required,
as UBS AG
must determine
the period over
which it is
exposed to
credit risk.
A seven-year period
is
applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period applied for master credit facilities.
Modeling and post-model adjustments
A number
of complex
models have been
developed or
modified to
calculate ECL,
with additional
post-model adjustments
required that
may significantly
affect ECL. The models are subject to
UBS’s Governance of Models policy and the related control
framework. The post-model adjustments are approved by
the ECL Management Forum and ratified by the Group Chief Financial Officer and Group Chief Risk Officer.
A sensitivity analysis covering key macroeconomic variables, scenario weights and SICR trigger points on ECL measurement is provided in Note 19f.
›
Refer to Note 19 for more information
h. Restructured and modified financial assets
When payment default is expected, or where default has
already occurred, UBS AG may grant concessions to borrowers
experiencing financial
difficulties
that
it would
not consider
in the
normal course
of
its business,
such as
preferential
interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc.
›
Refer to the “Risk management and control”
section of this report for more information
Modifications may
result in
an alteration
of future
contractual cash
flows and
can occur
within UBS AG’s
normal risk
tolerance
or
as
part
of
a
credit
restructuring
where
a
counterparty
is
in
financial
difficulties.
The
restructuring
or
modification of a financial asset could lead to
a substantial change in the terms and
conditions, resulting in the original
financial asset being derecognized
and a new financial
asset being recognized, measured
initially at fair value.
Where the
modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at
the
original
EIR
and
the
existing
gross
carrying
amount
of
the
given
financial
asset
is
recognized
in
the
income
statement as of the date of modification.
i. Offsetting
UBS AG presents recognized
financial assets and liabilities
net on its balance
sheet only if (i) it
has a legally enforceable
right to set off the recognized
amounts and (ii) it intends either to settle on a
net basis or to realize the
asset and settle
the
liability
simultaneously.
Netted
positions
include,
for
example,
certain
derivatives
and
repurchase
and
reverse
repurchase transactions with various counterparties, exchanges and clearing houses.
In
assessing
whether
UBS AG
intends
to
either
settle
on
a
net
basis,
or
to
realize
the
asset
and
settle
the
liability
simultaneously, emphasis is placed on the effectiveness
of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for
substantial amounts of UBS AG’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements.
Securities
financing
transactions
are
presented
net
only
to
the
extent
that
the
settlement
mechanism
eliminates,
or
results
in
insignificant,
credit
and
liquidity
risk,
and
processes
the
receivables
and
payables
in
a
single
settlement process or cycle.
›
Refer to Note 21
for more information
j. Hedge accounting
UBS AG applies hedge accounting requirements of IFRS 9 where the criteria for documentation and hedge effectiveness are met.
If a
hedge relationship
no longer
meets the
criteria for
hedge accounting, hedge
accounting is
discontinued.
Voluntary discontinuation of hedge accounting is not permitted under IFRS 9.
Fair value hedges of interest rate risk related to debt instruments and loan assets
The fair
value change of
the hedged
item attributable to
a hedged
risk is
recognized as
an adjustment to
the carrying
amount of
a hedged
item measured
at amortized
cost and
is already
reflected in
the measurement
of a
hedged item
measured at FVOCI,
with such changes
recognized in the
income statement (as
opposed to
Other comprehensive income
for a hedged item measured at FVOCI) along with the change in the fair value of the hedging instrument.
Fair value hedges of FX risk related to debt instruments
The fair value change of the hedged item attributable to the hedged risk is reflected in the measurement of the hedged item and
recognized in
the income
statement along
with the
change in
the fair
value of
the hedging
instrument. The
foreign currency basis spread
of cross-currency swaps designated
as hedging derivatives
is excluded from
the designation
and accounted
for as
a cost
of hedging
with amounts
deferred
in
Other comprehensive
income
within
Equity . These
amounts are released to the income statement over the term of the hedged item.
Discontinuation of fair value hedges
When fair value hedges are discontinued for reasons other than derecognition of the hedged item, the effective interest
rate of the hedged item
is adjusted to amortize the
fair value of the hedge
risk at the point of
discontinuation through
the income statement over the remaining life of the
hedged item. If the hedged item is derecognized, the
derecognition
gain or loss includes the impact of
any fair value hedge adjustments. The deferred
cost of hedging amount is reclassified
from
Other
comprehensive
income
within
Equity
to
the
income
statement
regardless
of
the
hedged
item
being
derecognized.
Cash flow hedges of forecast transactions
Fair value gains
or losses associated
with the effective
portion of derivatives
designated as cash
flow hedges for
cash flow
repricing
risk are
recognized initially
in
Other comprehensive
income
within
Equity
and reclassified
to
Interest income
from financial instruments
measured at amortized
cost and fair
value through other
comprehensive income
or
Interest
expense from
financial
instruments measured
at
amortized cost
in the
periods
when the
hedged forecast
cash
flows
affect profit
or loss, including
discontinued hedges for
which forecast cash
flows are expected
to occur.
If the forecast
transactions are
no longer
expected to
occur,
the deferred
gains or
losses are
immediately reclassified
to the
income
statement.
Hedges of net investments in foreign operations
Gains or losses
on the hedging
instrument relating to
the effective portion
of a hedge
are recognized
directly in
Other
comprehensive income
within
Equity
, while any gains or losses
relating to the ineffective
and / or undesignated portion
(for example,
the interest
element of
a forward contract)
are recognized in
the income
statement. Upon
disposal or
partial
disposal of the foreign
operation, the cumulative value of any
such gains or losses recognized
in
Equity
associated with
the entity is reclassified to Other income .
›
Refer to Note 24 for more information
3) Fee and commission income and expenses
UBS AG earns fee income from the
diverse range of services it provides to its
clients. Fee income can be divided
into two
broad
categories: fees
earned from
services that
are
provided
over a
certain period
of time,
such as
management of
clients’ assets, custody
services and certain
advisory services; and
fees earned
from PIT services,
such as underwriting
fees,
deal-contingent merger and acquisitions
fees, and brokerage fees (e.g.
securities and derivatives execution
and clearing).
UBS AG recognizes fees earned from PIT services when it has fully provided the service to the client. Where the contract requires services to be provided over
time, income is recognized
on a systematic basis
over the life of
the agreement.
This
includes fees related to
loan commitments where it
is not probable that
a specific lending arrangement will
be entered
into, which are recognized over the life of the commitment.
Consideration received
is allocated
to the
separately identifiable
performance obligations
in a
contract. Owing
to the
nature
of
UBS AG’s
business,
contracts
that
include
multiple
performance
obligations
are
typically
those
that
are
considered to include a series of similar
performance obligations fulfilled over time with the same pattern of transfer to
the client, e.g.
management of client assets
and custodial services. As
a consequence, UBS AG
is not required
to apply
significant judgment in allocating the consideration received across the various performance obligations.
PIT services
are generally
for a
fixed price
or dependent
on deal
size, e.g. a
fixed number
of basis
points of
trade size,
where the amount of revenue is
known when the performance obligation
is met. Fixed-over-time fees are recognized
on
a straight-line
basis over
the performance
period. Custodial
and asset
management fees
can be
variable through
reference
to
the
size
of
the
customer
portfolio.
However,
they
are
generally
billed
on
a
monthly
or
quarterly
basis
once
the
customer’s
portfolio
size
is
known
or
known
with
near
certainty
and
therefore
also
recognized
ratably
over
the
performance
period.
UBS AG
does
not
recognize
performance
fees
related
to
management
of
clients’
assets
or
fees
related to contingencies beyond UBS AG’s control until such uncertainties are resolved.
UBS AG’s fees are generally
earned from short-term contracts.
As a result, UBS AG’s
contracts do not include
a financing
component or
result in
the recognition
of significant
receivables or
prepayment assets.
Furthermore, due
to the
short-
term nature of such contracts, UBS AG has not
capitalized any material costs to obtain or fulfill a contract or generated
any significant contract assets or liabilities.
UBS AG presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are
directly attributable
to the
satisfaction of
specific performance
obligations associated
with the
generation of
revenues, which are
generally presented within
Total revenues
as
Fee and commission
expense
, and those
that are related
to
personnel,
general
and
administrative
expenses,
or
depreciation
and
amortization
which
are
presented
within
Operating
expenses
.
For
derivatives
execution
and
clearing
services
(where
UBS AG
acts
as
an
agent),
UBS AG
only
recognizes its specific fees in the income statement,
with fees payable to other parties not recognized
as an expense but
instead directly offset against the associated income collected from the given client.
›
Refer to Note 4 for more information, including the disaggregation of revenues
4) Share-based and other deferred compensation plans
UBS AG recognizes expenses for
deferred compensation awards over
the period that the
employee is required to provide
service to
become entitled
to the
award. Where
the service
period is
shortened, for example
in the
case of
employees
affected by restructuring programs or
mutually agreed termination provisions,
recognition of such expense
is accelerated
to the
termination date.
Where no
future service
is required,
such as
for employees
who are
eligible for
retirement or
who
have
met
certain
age
and
length-of-service
criteria,
the
services
are
presumed
to
have
been
received
and
compensation expense is recognized over
the performance year or,
in the case of off
-cycle awards, immediately on
the
grant date.
Share-based compensation plans
UBS Group AG is
the grantor of
and maintains the
obligation to settle
share-based compensation plans
that are awarded
to employees
of UBS
AG. As
a consequence,
UBS AG
classifies the
awards of
UBS Group
AG shares
as equity-settled
share-based payment transactions. UBS AG recognizes the fair value of awards granted to its employees by reference to the fair value of UBS Group AG’s equity instruments on the date of grant, taking into account the terms and conditions inherent in the award, including, where
relevant, dividend rights, transfer restrictions in
effect beyond the vesting date,
market conditions, and non-vesting conditions.
For equity-settled awards, fair value is
not remeasured unless the terms of
the award are modified such that
there is an
incremental
increase
in
value.
Expenses
are
recognized,
on
a
per-tranche
basis,
over
the
service
period
based
on
an
estimate of
the number
of instruments
expected to
vest and
are adjusted
to reflect
the actual
outcomes of
service or
performance conditions.
For equity-settled
awards, forfeiture
events resulting
from a
breach of
a non-vesting
condition (i.e.
one that
does not
relate to a service or performance condition) do not result in any adjustment to the share-based compensation expense.
For cash-settled
share-based awards,
fair value
is remeasured
at each
reporting date,
so that
the cumulative
expense
recognized equals the cash distributed.
Other deferred compensation plans
Compensation
expense
for
other
deferred
compensation
plans
is
recognized
on
a
per-tranche
or
straight-line
basis,
depending on
the nature
of the
plan. The
amount recognized
is measured
based on
the present
value of
the amount
expected to be paid
under the plan
and is remeasured at
each reporting date, so
that the cumulative
expense recognized
equals the cash or the fair value of respective financial instruments distributed.
›
Refer to Note 26 for more information
5) Post-employment benefit plans
Defined benefit plans
Defined benefit plans specify
an amount of benefit
that an employee will
receive, which usually depends on
one or more
factors, such as
age, years of
service and compensation. The
defined benefit liability recognized
in the balance
sheet is
the present value of the defined benefit obligation, measured using the projected unit credit method, less the fair value
of the
plan’s assets
at the
balance sheet
date, with
changes resulting
from
remeasurements
recorded
immediately in
Other comprehensive income
. If the fair value of the plan’s assets is
higher than the present value of the defined benefit
obligation, the recognition of the resulting net asset is limited to the present value of economic benefits available in the form of refunds
from the
plan or reductions
in future
contributions to the
plan. Calculation of
the net defined
benefit
obligation or asset
takes into account
the specific features
of each
plan, including risk
sharing between employee
and
employer, and is calculated periodically by independent qualified actuaries.
Defined contribution plans
A
defined
contribution
plan
pays
fixed
contributions
into
a
separate
entity
from
which
post-employment
and
other
benefits
are
paid.
UBS AG
has
no
legal
or
constructive
obligation
to
pay
further
amounts
if
the
plan
does
not
hold
sufficient
assets
to
pay
employees
the
benefits
relating
to
employee
service
in
the
current
and
prior
periods.
Compensation expense is recognized when
the employees have rendered services
in exchange for contributions. This is
generally in the year of contribution.
Prepaid contributions are recognized as an asset to
the extent that a cash
refund or
a reduction in future payments is available.
›
Refer to Note 25 for more information
6) Income taxes
UBS AG is subject
to the income tax
laws of Switzerland and
those of the non-Swiss
jurisdictions in which UBS AG
has
business operations.
UBS AG’s provision for income taxes is
composed of current and deferred taxes.
Current income taxes represent taxes to
be paid or refunded for the current period or previous periods.
Deferred tax
assets (DTAs)
and deferred
tax liabilities
(DTLs) are
recognized for
temporary differences
between the
carrying
amounts and
tax bases
of assets
and liabilities
that will
result in
deductible or
taxable amounts,
respectively in
future
periods. DTAs may also arise from other sources, including unused tax losses and unused tax credits. DTAs and
DTLs are
measured using
the applicable
tax rates
and laws
that have
been enacted
or substantively
enacted by
the end
of the
reporting period and that will be in effect when such differences are expected to reverse.
DTAs are recognized only to
the extent it is
probable that sufficient taxable profits
will be available against
which these
differences can
be used.
When an
entity or
tax group
has a
history of
recent losses,
DTAs are
only recognized
to the
extent that there are sufficient taxable temporary
differences or there is convincing
other evidence that sufficient taxable
profit will be available against which the unused tax losses can be utilized.
Deferred and current
tax assets and
liabilities are offset
when: (i) they arise
in the same
tax reporting group;
(ii) they relate
to the same
tax authority; (iii) the
legal right to
offset exists; and
(iv) with respect to
current taxes they
are intended to
be settled net or realized simultaneously.
Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current
and deferred taxes recognized in relation to: (i) the acquisition of a subsidiary (for which such amounts would affect the amount of goodwill arising
from the acquisition); (ii) unrealized
gains or losses on financial
instruments that are classified
at
FVOCI;
(iii) changes
in
fair
value
of
derivative instruments
designated
as
cash
flow
hedges; (iv) remeasurements
of
defined benefit
plans; or
(v) certain foreign
currency translations
of foreign
operations. Amounts
relating to
points (ii)
through (v) above are recognized in
Other comprehensive income
within
Equity
.
UBS AG reflects the potential effect
of uncertain tax positions
for which acceptance by the
relevant tax authority is
not
considered probable
by adjusting current
or deferred taxes,
as applicable, using
either the most
likely amount
or expected
value methods, depending on
which method is
deemed a better
predictor of the
basis on which,
and extent to
which,
the uncertainty will be resolved.
Critical accounting estimates and judgments
Tax laws are complex, and judgment
and interpretations about
the application of
such laws are
required when accounting for
income taxes. UBS
AG considers
the performance
of its
businesses and
the accuracy
of historical
forecasts and
other factors
when evaluating
the recoverability
of its
DTAs,
including the
remaining tax loss carry-forward
period, and its assessment
of expected future taxable
profits in the forecast
period used for recognizing
DTAs. Estimating
future profitability and business plan forecasts
is inherently subjective and is particularly sensitive to future economic, market and other conditions.
Forecasts are
reviewed annually,
but adjustments
may be made
at other times,
if required.
If recent
losses have
been incurred,
convincing evidence
is
required to prove there is sufficient future profitability given that the value of UBS AG’s DTAs may be affected, with effects primarily recognized through the income statement.
In addition, judgment is required to assess the expected value of uncertain tax positions and the related probabilities, including interpretation of tax laws,
the resolution of any income-tax-related appeals and litigation.
›
Refer to Note 8 for more information
7) Investments in associates
Interests in entities where UBS AG has significant influence over the financial and operating policies of these entities but
does
not
have
control
are
classified
as
investments
in
associates
and
are
accounted
for
under
the
equity
method
of
accounting. Typically,
UBS AG has significant influence when
it holds, or has the ability to
hold, between 20% and 50%
of an entity’s voting
rights. Investments in
associates are initially recognized at
cost, and the carrying
amount is increased
or
decreased
after
the
date
of
acquisition
to
recognize
UBS AG’s
share
of
the
investee’s
comprehensive
income
and
dividends
received
and
adjusted
for
any
impairment
losses.
The
net investment
in an
associate is
impaired
if
there
is
objective evidence
of a
loss event
and the
carrying amount
of the
investment in
the associate
exceeds its
recoverable
amount.
›
Refer to Note 27 for more information
8) Property, equipment and software
Property,
equipment and software
is measured
at cost
less accumulated depreciation
and impairment losses.
Software
development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits
will
arise.
Depreciation
of
property,
equipment
and
software
begins
when
they
are
available
for
use
and
is
calculated on a straight-line basis over an asset’s estimated useful life.
Property,
equipment
and
software
are
generally
tested
for
impairment
at
the
appropriate
cash-generating
unit
level,
alongside goodwill and
intangible assets as
described in item 9 in
this Note. An
impairment charge is
recognized for such
assets
if
the
recoverable
amount
is
below
its
carrying
amount.
The
recoverable
amounts
of
such
assets,
other
than
property that has a market
price, are generally determined using a
replacement cost approach that reflects the
amount
that would be currently required by a
market participant to replace the service capacity
of the asset. If such assets are
no
longer used, they are tested individually for impairment.
›
Refer to Note 11 for more information
9) Goodwill and other separately identifiable intangible assets
Goodwill represents the
excess of
the
consideration over
the
fair
value of
identifiable assets, liabilities
and
contingent
liabilities
acquired
that arises
in a
business
combination.
Goodwill
is not
amortized
but is
assessed
for impairment
at the
end
of each
reporting
period,
or when
indicators
of impairment
exist.
UBS AG
tests
goodwill
for impairment
annually,
irrespective
of whether
there
is any
indication
of impairment.
An impairment
charge
is recognized
in the
income
statement
if the
carrying
amount exceeds
the recoverable
amount of
a cash-generating
unit.
Business
combinations
under
common
control
do not
result
in recognition
of goodwill
or other
intangible
assets
incremental
to those
already recognized
by the acquired
entity prior
to the date
of transfer.
Goodwill
assumed is
subsequently
allocated
to respective
cash-generating
units and
tested for
impairment.
An impairment
charge is recognized
in the income statement
if the carrying
amount exceeds
the recoverable
amount of a
cash-generating
unit.
Critical accounting estimates and judgments
UBS AG‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders (typically
estimated on a discrete basis
for years one to three);
(ii) changes in the discount rates;
and (iii) changes in the long-term
growth rate.
Earnings available to shareholders are estimated on the
basis of forecast results, which are
part of the business plan approved by
the BoD. The discount
rates and
growth rates
are determined
using external
information, and
also considering
inputs from
both internal
and external
analysts and
the view
of
management.
The key assumptions used to
determine the recoverable amounts of
each cash-generating unit are
tested for sensitivity by applying
reasonably possible
changes to those assumptions.
›
Refer to Notes 2 and 12 for more information
10) Provisions and contingent liabilities
Provisions are
liabilities of
uncertain timing
or amount,
and are
generally recognized
in accordance
with IAS 37,
Provisions,
Contingent Liabilities and Contingent Assets
, when: (i) UBS AG has a present obligation as a result of
a past event; (ii) it
is probable that
an outflow
of resources will
be required to
settle the obligation;
and (iii) a reliable
estimate of the
amount
of the
obligation can
be made.
IAS 37 provisions
are measured
considering the
best estimate
of the
consideration required
to settle the present obligation at the balance sheet date.
When conditions required to recognize a
provision are not met, a contingent
liability is disclosed, unless the likelihood
of
an outflow
of resources
is remote.
Contingent liabilities
are also
disclosed for
possible obligations
that arise
from past
events, the existence
of which will
be confirmed only
by uncertain future
events not wholly
within the control
of UBS AG.
Critical accounting estimates and judgments
Recognition of provisions often involves
significant judgment in assessing the existence
of an obligation that results
from past events and in
estimating the
probability, the
timing and the amount of any outflows of resources.
This is particularly the case for litigation, regulatory and similar matters, which, due to
their nature, are subject to many uncertainties, making their outcome difficult to predict.
The amount of any
provision recognized is
sensitive to the assumptions
used, and there
could be a wide
range of possible outcomes
for any particular
matter.
Management regularly reviews all the available information
regarding such matters, including legal advice, to assess
whether the recognition criteria for
provisions have been satisfied and to determine the timing and the amount of any potential outflows.
›
Refer to Note 17 for more information
11) Foreign currency translation
Transactions denominated in a foreign currency
are translated into the functional currency of the reporting entity at the spot exchange
rate on
the date
of the
transaction. At
the balance
sheet date,
all monetary
assets, including
those at
FVOCI, and
monetary liabilities
denominated in
foreign currency
are
translated into
the functional
currency
using the
closing exchange rate. Translation
differences are reported in
Other net income from financial instruments measured at
fair value through profit or loss .
Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.
Upon
consolidation,
assets
and liabilities
of foreign
operations
are
translated
into
US dollars,
UBS AG’s
presentation
currency,
at the closing exchange
rate on the balance sheet
date, and income and expense
items and other comprehensive
income
are translated at the
average rate for the
period. The resulting foreign currency translation differences are recognized in
Equity
and reclassified to the income statement when UBS AG disposes of the foreign operation, either partially or in its entirety,
and UBS AG
no longer
controls
the foreign
operation.
Share capital issued and share premium held are translated at the historic average rate, with the difference between the historic average rate and the spot rate realized upon repayment of share capital reported as Share premium.
Cumulative
amounts
recognized
in
Other comprehensive
income
in respect
of cash
flow hedges
and financial
assets
measured
at FVOCI
are translated at the
closing exchange rate as
of the
balance sheet dates, with
any translation effects adjusted through
Retained earnings .
›
Refer to Note 31 for more information
12) Cash and cash equivalents
For the purposes of the statement of cash flows, cash and cash equivalents consist of balances with an original maturity of three months or less including cash, money market paper and balances with central and other banks.
In certain
circumstances cash
and cash equivalent
balances held
are not
available for
the use
by UBS
AG, for
example
amounts placed at central banks to meet local statutory
minimum reserve requirements, balances protected under client asset segregation rules and balances pledged under depositor protection schemes.